Employee Benefits - Narrative (Details)		1 Months Ended			3 Months Ended		12 Months Ended
	Oct. 21, 2021 shares	Oct. 31, 2021 shares	Mar. 31, 2021 shares	Feb. 28, 2021 employee $ / shares	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 item	Dec. 31, 2021 item shares	Dec. 31, 2021 item	Dec. 31, 2021 USD ($) item	Dec. 31, 2021 item Options	Dec. 31, 2021 item $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 07, 2021 item	Jun. 03, 2021 shares
Disclosure of defined benefit plans [line items]
Fixed contribution										$ 6,300,000			$ 5,200,000	$ 3,100,000
Stock conversion ratio	0.3								0.3
Stock options granted (in shares) | shares	7,223,177
Stock options vested percentage									25.00%
Option vesting period							3 years
Share-based compensation					$ 8,402,000	$ 2,802,000				46,307,000			$ 9,557,000	$ 7,966,000
Unrecognized compensation cost										24,400,000
Weighted average contractual life							3 years 4 months 24 days
Weighted average share price, share options granted | $ / shares												$ 7.79
Granted (in shares)									8,155,289		8,155,289		4,109,243	2,786,856
Subscription price (in usd per share) | $ / shares				$ 0.03
Redeemable stock price per share (in usd per share) | $ / shares				$ 0.00001227
Granted value										9,700,000
Pre-money equity valuation										$ 3,500,000,000
Volatility (in percent)									54.00%
Higi SH Holdings Inc.
Disclosure of defined benefit plans [line items]
Number of instruments or interests issued or issuable (in shares) | item															3,412,107
Continuing Employees | Higi SH Holdings Inc.
Disclosure of defined benefit plans [line items]
Number of instruments or interests issued or issuable (in shares) | item							1,980,000	1,980,000	1,980,000	1,980,000	1,980,000	1,980,000
Bottom of range
Disclosure of defined benefit plans [line items]
Expiration of options, term							10 years
Weighted average remaining contractual life of outstanding share options							6 years 10 months 24 days
Volatility (in percent)									63.40%
Top of range
Disclosure of defined benefit plans [line items]
Expiration of options, term							15 years
Weighted average remaining contractual life of outstanding share options							15 years
Volatility (in percent)									70.00%
Class A ordinary shares
Disclosure of defined benefit plans [line items]
Number of shares issued (in shares) | shares																10,973,903
Conversion of stock, shares (in shares) | shares		712,413
Number of shares authorised for issuance | shares	13,700,125
Number of shares authorised for issuance, automatic annual increase percentage	5.00%
Class G
Disclosure of defined benefit plans [line items]
Granted (in shares)				10,150,368
Number of employees granted options | employee				3
Vesting term							1 year
Restricted Stock Award
Disclosure of defined benefit plans [line items]
Options cancelled (in shares) | shares			5,046,059
Share-based compensation										$ 3,600,000
Unrecognized compensation cost										1,300,000
Restricted Stock Award | Bottom of range
Disclosure of defined benefit plans [line items]
Weighted average contractual life							1 year
Restricted Stock Award | Top of range
Disclosure of defined benefit plans [line items]
Weighted average contractual life							2 years
Restricted Stock Unit
Disclosure of defined benefit plans [line items]
Share-based compensation										6,500,000			$ 0
Unrecognized compensation cost										812,331
Vested (in shares) | shares								1,167,669
Unvested value										$ 5,400,000
Weighted average contractual life							1 year 3 months 18 days
Long Term Incentive Plan
Disclosure of defined benefit plans [line items]
Options cancelled (in shares) | shares			4,265,770
Number of stock options shares (in shares) | shares								6,660,027
Company Share Option Plan
Disclosure of defined benefit plans [line items]
Options cancelled (in shares) | shares								7,726,002